Retirement Benefit Plans - Summary of Maturity Analysis of Undiscounted Pension Benefit (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of defined benefit plans [line items]
Maturity analysis of undiscounted pension benefit	$ 508,920	$ 15,578,025	$ 18,350,395
Less than 1 year [member]
Disclosure of defined benefit plans [line items]
Maturity analysis of undiscounted pension benefit	12,042	368,592	291,152
1-5 years [member]
Disclosure of defined benefit plans [line items]
Maturity analysis of undiscounted pension benefit	61,638	1,886,738	1,551,496
More than 5 years [member]
Disclosure of defined benefit plans [line items]
Maturity analysis of undiscounted pension benefit	$ 435,240	$ 13,322,695	$ 16,507,747